COMMITMENTS - OPERATING LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Total operating lease expenses recognized in the consolidated income statements (Infrastructure Leases)	$ 15,097,000	$ 13,856,000	$ 11,889,000
Payment commitment for the early cancellation of leases	$ 114,215,000	$ 137,684,000		$ 122,480,000